Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
We have operating leases primarily for real estate. The leases generally have terms which range from one year to 15 years, some include options to extend or renew, and some include options to early terminate the leases. As of
December 31, 2023 and 2022, no such options have been recognized as part of the right-of-use assets and lease liabilities.
Operating leases can contain variable lease charges based on an index like consumer prices or rates. During the years ended December 31, 2023 and 2022, amounts recorded as variable lease payments not included in the operating lease liability were not material.
When the interest rate implicit in each lease is not readily determinable, we apply our incremental borrowing rate in determining the present value of lease payments. All operating lease expense is recognized on a straight-line basis over the lease term. For the years ended December 31, 2023 and 2022, we recognized $28.6 million and $27.0 million in total lease costs, respectively.
Supplemental balance sheet and other information related to operating leases as of December 31, 2023 and 2022 are as follows:

(in thousands, except lease term and discount rate)	Location in consolidated balance sheet	2023	2022

Operating lease right-of-use assets	Other long-term assets	$105,240	$95,523

Current operating lease liabilities	Accrued and other current liabilities	$22,268	$22,220
Long-term operating lease liabilities	Other long-term liabilities	$79,063	$71,406

Weighted average remaining lease term		6.80 years	6.92 years
Weighted average discount rate		2.85%	2.08%
Supplemental cash flow information related to operating leases for the years ended December 31, 2023 and 2022 is as follows:

(in thousands)	2023	2022

Cash paid for operating leases included in cash flows from operating activities	$29,300	$26,842
Operating lease right-of-use assets obtained in exchange for lease obligations	$30,911	$25,148
Future maturities of operating lease liabilities as of December 31, 2023 are as follows:

Years ending December 31, (in thousands)

2024	$25,123
2025	20,876
2026	15,049
2027	11,531
2028	8,162
Thereafter	29,159
Total lease payments	109,900
Less: Imputed interest	(8,569)
Total	$101,331
As of December 31, 2023, we do not have any material operating lease that have not yet commenced. We did not hold any material finance leases as of December 31, 2023 and 2022.